Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 27,666
Loan commitment fees related to Senior Credit Facility	2,067	$ 2,109
Software	21,848	25,557
Balance	23,915	27,666
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	54,189	53,416
Balance	55,108	54,189
Additions	913	747
Effect of foreign currency exchange differences	6	26
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	16,168	15,478
Balance	17,081	16,168
Additions	913	690
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	38,021	37,938
Balance	38,027	38,021
Additions		57
Effect of foreign currency exchange differences	6	26
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(26,523)	(21,670)
Balance	(31,193)	(26,523)
Effect of foreign currency exchange differences		(29)
Amortization expense	(4,670)	(4,824)
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(14,059)	(13,206)
Balance	(15,014)	(14,059)
Amortization expense	(955)	(853)
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(12,464)	(8,464)
Balance	(16,179)	(12,464)
Effect of foreign currency exchange differences		(29)
Amortization expense	$ (3,715)	$ (3,971)